Note 23 - Share- Based Compensation Plans - Performance Bonus Grants Available for Grant (Details) - Performance bonus grants [member]	12 Months Ended
	Mar. 31, 2018 shares	Mar. 31, 2018	Mar. 31, 2017 shares	Mar. 31, 2017
Statement Line Items [Line Items]
Balance, beginning of year	2,650,513	2,650,513	2,842,409
Less: Granted		(812,787)		(278,680)
Add: Cancelled/forfeited		432,754		86,784
Balance, end of year	2,270,480	2,270,480	2,650,513	2,650,513